Cash, Cash Equivalents and Other Investments Held in Trust	9 Months Ended
Sep. 30, 2021
Investments, Debt and Equity Securities [Abstract]
Cash, Cash Equivalents and Other Investments Held in Trust
7.	Cash, Cash Equivalents and Other Investments Held in Trust
As of September 30, 2021, investment securities in the Company’s Trust Account consist of $345,023,449 in money market funds.